Goodwill - Goodwill Rollforward (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Goodwill, beginning balance	CAD 679	CAD 700
Exchange adjustments	(46)	(21)
Goodwill, ending balance	CAD 633	CAD 679